SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 9         -   SHARE CAPITAL

A.
In December 1999, the Company completed an initial public offering in the United States and issued 4,600,000 ordinary shares (including the underwriters' over-allotment) for net proceeds of $49,838. Following the public offering, the Company's shares are traded on the Over-the-counter market and were listed on the NASDAQ National Market, until March 13, 2009 upon which listing of the Company's securities was transferred to the NASDAQ Capital Market.

In March 2000, the Company completed a second public offering in the United States and issued 1,500,000 ordinary shares for net proceeds of $62,702.

Since December 2000, the shares of the Company are also traded on the Tel-Aviv Stock Exchange.

In October 2000 and March 2001, the Board of Directors of the Company approved the purchase of up to 1,000,000 of the Company's ordinary shares for up to $10,000. Through December 31, 2003, the Company had purchased 898,500 of its ordinary shares, in the aggregate amount of $9,885.

In April 2005, the Board of Directors of the Company approved the purchase of shares of the Company for up to $10,000, subject to market conditions and approval by the Board of Directors.
The Company has not purchased any of its ordinary shares following the April 2005 approval.

In August 2007, the Company has entered into Purchase Agreements with institutional investors. Pursuant to the Purchase Agreements, the Company agreed to sell 3,200,000 ordinary shares at $6.00 per share. The purchasers also received five-year warrants to purchase ordinary shares at an exercise price of $8.00 per share (subject to adjustments). The Company evaluated each component in the Purchase agreement to determine whether it should be classified as equity or liability. The company determined that all components (warrants and shares) were determined to be eligible for equity classification. As such the warrants were initially recorded in equity at their fair value at the date of issuance, with no subsequent remeasurement, with the remainder of the proceeds allocated to the shares. The fair value of the warrants amounted to $1,081.

In February 2010, the Company has implemented a one-for-ten reverse stock split of its outstanding ordinary shares. Pursuant to this reverse stock split, each ten (10) shares of common stock of the Company's issued and outstanding shares as of the date following the reverse stock split was converted into one (1) share of the Company's common stock.  All shares referred to in these financial statements are presented after giving effect to the reverse stock split

B.	Employee Stock Purchase Plan

During 2000, the Board of Directors approved an Employee Stock Purchase Plan (the "ESPP"), effective October 2000. Under the ESPP, the maximum number of shares to be made available is 160,000 with an annual increase to be added on the first day of the year commencing 2001 equal to the lesser of 140,000 shares or 3/4% of the outstanding shares on such date or a lesser amount determined by the Board of Directors.

Any employee of the Company is eligible to participate in the ESPP. Employee stock purchases are made through payroll deductions. Under the terms of the ESPP, employees may not deduct an amount exceeding $25 in total value of stock in any one year. The purchase price of the stock will be 85% of the lower of the fair market value of an ordinary share on the first day of the offering period and the fair market value on the last day of the offering period. The offering period was determined to be six months.
In April 2005 the Board of Directors of the Company resolved to suspend the ESPP until further notice and on 2010 this plan terminated.

C.	Stock Options

(i)	Under the Company's six Stock Option Plans (the "Plans"), up to 10,142,433 options approved to be granted to employees and directors of the Company or its subsidiary.

(ii)	Pursuant to the Plans, as of December 31, 2011, no options of the Company are available for future grants.

(iii)	The options granted generally vest over periods of up to 3 years from the date of the grant. The options granted subsequent to 2005 expire after 4 years.

(iv)
In October 2007, the Board of Directors of the Company allowed the grant of Restricted Stock Units ("RSU") under each of the Company's Plans. RSU is a right to receive a share of the Company, under certain provisions, for a consideration of no more than the underlying share's nominal value (NIS 0.1). In addition, upon the lapse of the vesting period of RSU, such RSU shall automatically vest into the Company's ordinary share and the grantee shall pay to the Company its nominal value as a precondition to any receipt of such share. In 2008 and 2009 the Company granted 293,500 RSU and 20,000 RSU respectively. In 2010 and 2011 the Company did not granted RSU.

A summary of the status of the Company's stock option plans to employees and directors of the Company, including RSU as of December 31, 2011, 2010 and 2009 and changes during the years then ended are as follows:

	December 31, 2011		December 31, 2010		December 31, 2009
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	2,165	0.3	143,814	57.0	297,352	$55.0
Granted during year	-	-	-	-	2,810	2.0
Forfeited during year	(2,165)	0.3	(137,527)	59.6	(151,348)	54.0
Exercised during year	-	-	(4,122)	0.3	(5,000)	0.3

Outstanding at end of year	-	-	2,165	0.3	143,814	57.0

Options exercisable at end
of year	-	-	2,165	0.3	134,638	58.2

Weighted average fair
value of options & RSU granted
during year	-		-		$3.5

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		1.0		2.8